Related Parties - Summary of Key Management Personnel Compensation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Key Management Personnel Compensation [Abstract]
Short-term employee benefits	$ 1,878	$ 1,937	$ 1,997
Post-employment benefits	80	129	88
Other long-term benefits	6	10	14
Share based payment	8,130	11,425	12,015
Legal and professional	152	84	84
Total	10,246	13,585	$ 14,198
Balance Outstanding
Employee related payables	608	589
Accrued expenses	$ 107	$ 75